STOCK-BASED COMPENSATION (Tables) - Ensysce Biosciences, Inc [Member]	12 Months Ended
Dec. 31, 2020
Condensed Cash Flow Statements, Captions [Line Items]
SCHEDULE OF STOCK OPTION ACTIVITY

The following table summarizes the Company’s stock option activities for the years ended December 31, 2020 and 2019:

		Weighted average
	Options	Exercise price	Remaining contractual life	Intrinsic value
Outstanding at December 31, 2018	43,544,606	$0.13	7.3	$2,209,192
Granted	45,300,000	$0.17	9.2
Expired / Forfeited	(1,985,902)	$0.03		$285,269
Outstanding at December 31, 2019	86,858,704	$0.15	8.0	$1,923,924
Granted	2,000,000	$0.22	9.3
Expired / Forfeited	(17,045,535)	$0.16		$106,541
Outstanding at December 31, 2020	71,813,169	$0.15	6.8	$1,817,383
Exercisable at December 31, 2020	67,479,826	$0.15	6.7	$1,700,715
Vested and expected to vest	71,813,169	$0.15	6.8	$1,817,383

SCHEDULE OF STOCK OPTIONS VALUATION ASSUMPTIONS

The fair value of each stock option granted has been determined using the Black-Scholes option-pricing model. The material factors incorporated in the Black-Scholes model in estimating the fair value of the options granted for the periods presented were as follows:

	For the years ended December 31,
	2020	2019
Expected dividend yield	0.00%	0.00%
Expected stock-price volatility	124.0%	105.0%
Risk-free interest rate	0.27% - 1.52%	2.21% - 2.56%
Stock price	$0.17	$0.17
Expected term (years)	5.8	5.0